INTANGIBLE ASSETS, NET	3 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 3.  INTANGIBLE ASSETS, NET

On March 26, 2021, the Company acquired a group of patents related to the container design and functionality for a purchase price of $185,000. The Company paid $60,000 in cash and issued a $125,000 note payable for the transaction. The patents acquired are recognized as a long-lived intangible asset and are amortized over their estimated useful lives.

The following table represents the balances of intangible assets as of September 30, 2025 and June 30, 2025:

	Estimated life	September 30, 2025	June 30, 2025

Patent costs	5.75 years	$186,300	$186,300
		186,300	186,300
Accumulated Amortization		(145,854)	(137,720)
Net Intangible		$40,446	$48,580

During the three months ended September 30, 2025 and 2024, the Company recognized amortization expense of $8,134 on the intangible assets.